NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Cash and Cash Equivalents (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Cash and Cash Equivalents

c)Cash and Cash Equivalents

Cash and cash equivalents comprise cash-in-hand and on-demand deposits and other short-term highly liquid investments that are readily convertible to a known amount of cash with three months or less remaining to maturity and are subject to an insignificant risk of changes in value.